Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (3.5%)
	Newmont Corp. (XNYS)	29,809	3,875
	Commercial Metals Co.	29,684	2,176
	Celanese Corp.	39,004	1,948
	Eastman Chemical Co.	23,203	1,752
	Alcoa Corp.	25,974	1,612
	Mosaic Co.	56,548	1,574
	Koppers Holdings Inc.	40,998	1,550
	Timken Co.	13,454	1,458
	Cabot Corp.	18,246	1,389
	CF Industries Holdings Inc.	13,769	1,371
	Mativ Holdings Inc.	106,669	1,156
	International Flavors & Fragrances Inc.	13,703	1,127
	Chemours Co.	56,804	1,036
	FMC Corp.	63,067	930
	Sylvamo Corp.	19,184	888
	Orion SA	120,345	685
	Minerals Technologies Inc.	8,198	579
	UFP Industries Inc.	5,041	519
	Nucor Corp.	2,632	466
	Stepan Co.	8,734	444
	Huntsman Corp.	30,487	386
	AdvanSix Inc.	18,407	328
*	Clearwater Paper Corp.	11,608	174
*	Magnera Corp.	12,508	162
			27,585
Consumer Discretionary (16.0%)
	General Motors Co.	88,480	6,964
	Walt Disney Co.	38,461	4,078
	BorgWarner Inc. (XNYS)	61,037	3,514
*	United Airlines Holdings Inc.	26,344	2,800
	Lear Corp.	19,513	2,561
	Lowe's Cos. Inc.	8,750	2,315
	Bath & Body Works Inc.	92,790	2,112
*	Aptiv plc	28,421	2,090
	Travel & Leisure Co.	28,328	2,088
*	CarMax Inc.	48,308	2,085
*	Abercrombie & Fitch Co. Class A	20,328	1,988
*	Norwegian Cruise Line Holdings Ltd.	77,027	1,910
	Gold.com Inc.	32,884	1,890
	Nexstar Media Group Inc.	7,429	1,865
	LKQ Corp.	56,186	1,860
*	SkyWest Inc.	17,688	1,841
*	American Airlines Group Inc.	133,367	1,743
	Gap Inc.	62,100	1,741
	H&R Block Inc.	56,470	1,729
	Ford Motor Co.	119,612	1,685
*	Alaska Air Group Inc.	32,438	1,674
	Macy's Inc.	81,538	1,613
	Delta Air Lines Inc.	23,213	1,525
	Group 1 Automotive Inc.	4,584	1,493
*	Taylor Morrison Home Corp.	22,533	1,485
*	Penn Entertainment Inc.	94,292	1,475
	Dollar General Corp.	9,429	1,473
*	Helen of Troy Ltd.	82,333	1,452
*	Adient plc	59,523	1,448
	Boyd Gaming Corp.	16,657	1,386
*	Stride Inc.	16,057	1,355
	Century Communities Inc.	19,790	1,331
	Gray Media Inc.	256,218	1,330

		Shares	Market Value ($000)
	Phinia Inc.	18,298	1,329
	G-III Apparel Group Ltd.	41,851	1,280
	Lithia Motors Inc.	4,566	1,277
	Marriott Vacations Worldwide Corp.	19,640	1,277
	Leggett & Platt Inc.	109,240	1,276
*	Central Garden & Pet Co. Class A	36,693	1,267
	La-Z-Boy Inc.	34,886	1,246
*	Asbury Automotive Group Inc.	5,682	1,215
	Southwest Airlines Co.	23,978	1,181
*	AMC Networks Inc. Class A	141,680	1,158
	Carter's Inc.	34,500	1,157
*	Genesco Inc.	41,994	1,144
	MillerKnoll Inc.	56,474	1,137
*	Callaway Golf Co.	80,722	1,135
	DR Horton Inc.	7,071	1,134
	Standard Motor Products Inc.	28,402	1,127
*	Mattel Inc.	64,118	1,087
*	Coty Inc. Class A	432,039	1,084
	Booking Holdings Inc.	254	1,077
	Scholastic Corp.	29,835	1,037
	Camping World Holdings Inc. Class A	123,549	1,028
*	Coursera Inc.	159,902	1,025
	Haverty Furniture Cos. Inc.	41,344	984
*	Caesars Entertainment Inc.	38,618	967
	Bloomin' Brands Inc.	157,542	964
	PVH Corp.	13,783	946
	Upbound Group Inc.	43,981	943
	Caleres Inc.	78,044	928
	Newell Brands Inc.	202,569	922
	Playtika Holding Corp.	293,424	907
*	Fox Factory Holding Corp.	53,767	905
*	AutoNation Inc.	4,502	879
*	Zumiez Inc.	33,519	879
	Movado Group Inc.	35,065	875
*	Sally Beauty Holdings Inc.	53,404	858
	Target Corp.	7,533	857
*	M/I Homes Inc.	5,833	829
*	Capri Holdings Ltd.	39,105	802
	KB Home	12,416	789
	Sonic Automotive Inc. Class A	11,923	748
	Ethan Allen Interiors Inc.	31,107	709
	VF Corp.	35,505	690
	Best Buy Co. Inc.	10,857	673
*	Corsair Gaming Inc.	121,607	668
*	iHeartMedia Inc. Class A	200,861	657
	Dick's Sporting Goods Inc.	3,121	636
	Sinclair Inc.	33,548	548
*	Gentherm Inc.	16,695	547
	Strategic Education Inc.	6,442	530
	John Wiley & Sons Inc. Class A	16,785	521
*	El Pollo Loco Holdings Inc.	43,887	485
*	Cars.com Inc.	55,633	475
*	Beazer Homes USA Inc.	18,500	473
*	Hovnanian Enterprises Inc. Class A	3,721	467
*	Lyft Inc. Class A	33,094	458
*	Allegiant Travel Co.	4,455	455
*	QuinStreet Inc.	38,177	447
*	Thryv Holdings Inc.	191,359	444
	Toll Brothers Inc.	2,783	438
*	Etsy Inc.	7,452	409
*	Covista Inc.	3,777	370
	Marcus Corp.	20,876	351
	JAKKS Pacific Inc.	15,223	333
	PulteGroup Inc.	2,395	329
	Carnival Corp.	10,035	317
*	Urban Outfitters Inc.	4,408	292
	PROG Holdings Inc.	7,999	282
	Fox Corp. Class B	5,437	281
*	EW Scripps Co. Class A	67,044	278
*	Trade Desk Inc. Class A	10,481	250

		Shares	Market Value ($000)
	Wolverine World Wide Inc.	13,905	246
*	Amazon.com Inc.	1,120	235
*	Lululemon Athletica Inc.	1,235	229
*	Citi Trends Inc.	4,815	228
*	OneWater Marine Inc. Class A	18,912	215
*	LGI Homes Inc.	4,110	213
*	Strattec Security Corp.	2,393	211
*	Goodyear Tire & Rubber Co.	23,141	191
*	MarineMax Inc.	6,247	191
*	Cooper-Standard Holdings Inc.	4,920	189
	Gentex Corp.	7,871	184
	Penske Automotive Group Inc.	1,160	183
*	America's Car-Mart Inc.	8,617	172
*	Stitch Fix Inc. Class A	43,201	144
*	Flutter Entertainment plc	1,049	111
			126,314
Consumer Staples (7.6%)
	Altria Group Inc.	106,089	7,324
	CVS Health Corp.	87,149	6,963
	PepsiCo Inc.	14,319	2,431
	Conagra Brands Inc.	117,420	2,260
	Kroger Co.	31,463	2,147
*	Herbalife Ltd.	105,920	2,068
*	Darling Ingredients Inc.	38,433	2,043
	Molson Coors Beverage Co. Class B	40,501	1,984
	Kraft Heinz Co.	71,193	1,752
*	Post Holdings Inc.	16,470	1,751
	Ingles Markets Inc. Class A	19,862	1,690
	Andersons Inc.	25,796	1,684
	Ingredion Inc.	14,223	1,671
*	BellRing Brands Inc.	90,878	1,671
	McKesson Corp.	1,586	1,566
	Dole plc	92,334	1,481
	Seaboard Corp.	277	1,422
	Tyson Foods Inc. Class A	21,508	1,398
	Mondelez International Inc. Class A	22,470	1,384
	Archer-Daniels-Midland Co.	20,000	1,381
	Edgewell Personal Care Co.	55,513	1,262
	Weis Markets Inc.	18,331	1,242
	J M Smucker Co.	10,459	1,213
	Spectrum Brands Holdings Inc.	14,866	1,165
	Fresh Del Monte Produce Inc.	22,857	981
*	USANA Health Sciences Inc.	45,046	969
*	United Natural Foods Inc.	24,887	951
	Universal Corp.	16,922	909
	Nu Skin Enterprises Inc. Class A	98,819	838
	MGP Ingredients Inc.	38,829	738
	General Mills Inc.	14,846	672
*	Seneca Foods Corp. Class A	4,726	657
	ACCO Brands Corp.	140,435	572
	Constellation Brands Inc. Class A	3,569	563
	Utz Brands Inc.	56,660	526
	Bunge Global SA	3,415	412
	Keurig Dr Pepper Inc.	8,764	265
			60,006
Energy (8.1%)
	EOG Resources Inc.	62,192	7,717
	Marathon Petroleum Corp.	26,052	5,164
	Exxon Mobil Corp.	32,574	4,968
	ConocoPhillips	40,209	4,562
	Phillips 66	26,264	4,053
	SLB Ltd.	73,973	3,798
	Chevron Corp.	17,707	3,307
	Diamondback Energy Inc.	14,484	2,521
	Ovintiv Inc. (XNYS)	46,261	2,340
	NOV Inc.	100,211	2,030
*	Oil States International Inc.	154,452	2,022
	ONEOK Inc.	23,393	1,936
	Permian Resources Corp.	102,826	1,881

		Shares	Market Value ($000)
	Devon Energy Corp.	38,570	1,679
	Matador Resources Co.	26,984	1,387
	Kinder Morgan Inc.	40,919	1,361
	Crescent Energy Co. Class A	111,014	1,294
*	Antero Resources Corp.	34,719	1,278
	Expand Energy Corp.	9,166	989
	Weatherford International plc	9,054	955
	EQT Corp.	15,425	947
	Range Resources Corp.	22,594	933
	SandRidge Energy Inc.	52,348	918
*	Bristow Group Inc.	18,608	888
*	Expro Group Holdings NV	44,486	794
	World Kinect Corp.	31,091	776
*	Talos Energy Inc.	55,153	676
	HF Sinclair Corp.	12,987	649
*	Gulfport Energy Corp.	2,493	520
	Patterson-UTI Energy Inc.	56,257	479
	SM Energy Co.	14,394	333
	VAALCO Energy Inc.	52,960	273
	Granite Ridge Resources Inc.	51,038	258
	SunCoke Energy Inc.	38,713	221
	Halliburton Co.	4,559	164
			64,071
Financials (22.4%)
	Truist Financial Corp.	115,661	5,703
	US Bancorp	102,592	5,608
	Chubb Ltd.	15,093	5,145
	Travelers Cos. Inc.	12,433	3,837
	Aflac Inc.	32,216	3,638
	PNC Financial Services Group Inc.	17,014	3,613
	Wells Fargo & Co.	39,438	3,212
	Jackson Financial Inc. Class A	28,790	3,152
	American International Group Inc.	37,299	3,002
	MetLife Inc.	35,200	2,537
	Columbia Banking System Inc.	88,643	2,522
	Bank of New York Mellon Corp.	20,497	2,441
	Bread Financial Holdings Inc.	28,777	2,039
*	Berkshire Hathaway Inc. Class B	3,952	1,996
	FNB Corp.	116,539	1,980
	Invesco Ltd.	72,897	1,914
	First Financial Bancorp	68,035	1,910
	S&T Bancorp Inc.	45,632	1,908
	Prudential Financial Inc.	18,824	1,852
	Citigroup Inc. (XNYS)	16,145	1,779
	Valley National Bancorp	141,063	1,779
	Allstate Corp.	8,096	1,737
	Bank of America Corp. (XNYS)	34,721	1,730
	Bank OZK	36,750	1,711
	Enterprise Financial Services Corp.	27,647	1,579
	WaFd Inc.	50,299	1,567
	Old National Bancorp	67,119	1,550
*	Hamilton Insurance Group Ltd. Class B	46,729	1,476
	Western Alliance Bancorp	18,081	1,452
	Associated Banc-Corp.	54,815	1,448
	Franklin Resources Inc.	54,195	1,438
	Essent Group Ltd.	23,071	1,404
	First American Financial Corp.	19,594	1,374
	Citizens Financial Group Inc.	22,458	1,352
	Zions Bancorp NA	23,589	1,351
*	LendingTree Inc.	35,953	1,344
	Simmons First National Corp. Class A	66,677	1,328
*	PRA Group Inc.	84,165	1,326
	OceanFirst Financial Corp.	72,224	1,304
*	Arch Capital Group Ltd.	12,899	1,292
	Banc of California Inc.	69,910	1,291
	Regions Financial Corp.	46,288	1,288
	Prosperity Bancshares Inc.	18,125	1,275
	Radian Group Inc.	36,895	1,274
*	Encore Capital Group Inc.	18,568	1,268

		Shares	Market Value ($000)
	Ally Financial Inc.	31,815	1,255
	Hancock Whitney Corp.	18,486	1,217
	Apollo Global Management Inc.	11,618	1,215
	Hope Bancorp Inc.	107,355	1,209
	Peoples Bancorp Inc.	37,047	1,196
	Beacon Financial Corp.	38,933	1,158
	Globe Life Inc.	7,975	1,158
	M&T Bank Corp.	5,260	1,141
	Southstate Bank Corp.	11,357	1,121
	First Busey Corp.	43,740	1,109
	Merchants Bancorp	26,182	1,107
*	Customers Bancorp Inc.	15,893	1,072
	WesBanco Inc.	30,586	1,067
	RenaissanceRe Holdings Ltd.	3,528	1,067
	Amalgamated Financial Corp.	27,618	1,063
	UMB Financial Corp.	9,146	1,060
	Everest Group Ltd.	3,047	1,022
	First Commonwealth Financial Corp.	58,232	1,021
	Amerant Bancorp Inc.	47,716	1,019
	Axis Capital Holdings Ltd.	9,564	1,011
	Renasant Corp.	26,808	1,009
	Fidelis Insurance Holdings Ltd.	50,795	968
	Dime Community Bancshares Inc.	29,689	960
	Northwest Bancshares Inc.	74,197	924
	Provident Financial Services Inc.	43,918	924
	United Bankshares Inc.	22,356	923
	Capitol Federal Financial Inc.	127,688	917
	Trustmark Corp.	21,454	914
	Home BancShares Inc.	32,991	906
	Fulton Financial Corp.	44,270	905
	Bank of NT Butterfield & Son Ltd.	17,691	898
	First Citizens BancShares Inc. Class A	472	896
	Cathay General Bancorp	17,898	890
	Lincoln National Corp.	25,582	877
	Peapack-Gladstone Financial Corp.	25,693	860
	ConnectOne Bancorp Inc.	31,177	827
	Orrstown Financial Services Inc.	22,725	817
	Old Republic International Corp.	18,963	813
	Metropolitan Bank Holding Corp.	9,551	804
	Reinsurance Group of America Inc. Class A	3,668	791
	Independent Bank Corp. (XNGS)	9,592	749
	Wintrust Financial Corp.	5,171	745
	Financial Institutions Inc.	23,452	736
	Byline Bancorp Inc.	23,450	732
	TriCo Bancshares	15,273	730
	Assured Guaranty Ltd.	8,443	728
	Eastern Bankshares Inc.	37,161	727
	Pinnacle Financial Partners Inc.	7,802	708
	MGIC Investment Corp.	26,584	705
	First Merchants Corp.	17,890	699
	Kearny Financial Corp.	90,360	691
	Jefferies Financial Group Inc.	14,598	648
	NB Bancorp Inc.	29,966	639
	Washington Trust Bancorp Inc.	18,942	638
	Live Oak Bancshares Inc.	17,483	634
	Burford Capital Ltd.	74,855	632
	Navient Corp.	70,435	619
	Affiliated Managers Group Inc.	2,019	618
	Equity Bancshares Inc. Class A	13,600	610
	Origin Bancorp Inc.	14,572	606
	XP Inc. Class A	27,334	588
*	NMI Holdings Inc.	14,928	587
	Heritage Financial Corp.	22,118	584
	Old Second Bancorp Inc.	29,529	580
	Southside Bancshares Inc.	18,066	566
	Principal Financial Group Inc.	5,858	559
	National Bank Holdings Corp. Class A	13,645	546
	Voya Financial Inc.	8,132	544
	Hanmi Financial Corp.	20,726	541
	Preferred Bank	6,027	529

		Shares	Market Value ($000)
	Hanover Insurance Group Inc.	2,923	528
	Enact Holdings Inc.	12,567	526
	QCR Holdings Inc.	6,065	525
*	Oportun Financial Corp.	100,794	522
	OneMain Holdings Inc.	9,347	514
	Selective Insurance Group Inc.	6,046	508
	Unum Group	7,068	507
	Banco Latinoamericano de Comercio Exterior SA	10,039	502
*	Heritage Insurance Holdings Inc.	17,712	494
	F&G Annuities & Life Inc.	21,546	488
	Univest Financial Corp.	14,496	486
	WSFS Financial Corp.	7,620	484
	JPMorgan Chase & Co. (XYNS)	1,576	473
	Intercontinental Exchange Inc.	2,804	460
	Burke & Herbert Financial Services Corp.	6,948	448
	Fidelity National Financial Inc.	8,353	442
	Popular Inc.	3,268	442
	Mid Penn Bancorp Inc.	13,350	429
	Corebridge Financial Inc.	16,271	420
	1st Source Corp.	6,250	419
	Independent Bank Corp.	11,742	408
	Ameris Bancorp	5,187	403
	Community Trust Bancorp Inc.	6,665	400
	Kemper Corp.	12,092	391
	Commerce Bancshares Inc.	7,655	390
	United Community Banks Inc.	11,827	380
	Northeast Bank	3,380	375
*	LendingClub Corp.	24,946	372
*	SiriusPoint Ltd.	17,488	370
	First Financial Corp.	5,631	357
	NewtekOne Inc.	29,001	356
	CNB Financial Corp.	12,524	351
	Arthur J Gallagher & Co.	1,529	349
	Virtus Investment Partners Inc.	2,472	342
	Tompkins Financial Corp.	4,441	341
	Central Pacific Financial Corp.	10,644	339
	Federal Agricultural Mortgage Corp. Class C	2,136	337
	First Horizon Corp.	14,153	337
	Cullen / Frost Bankers Inc.	2,349	325
	East West Bancorp Inc.	2,773	304
	NBT Bancorp Inc.	6,625	283
	Banner Corp.	4,732	278
	Towne Bank	7,816	268
	First Bancorp / Southern Pines NC	4,704	267
	United Fire Group Inc.	6,794	264
	OFG Bancorp	6,423	257
	Atlantic Union Bankshares Corp.	6,667	247
	Morgan Stanley	1,484	247
	Northrim BanCorp Inc.	10,381	244
	State Street Corp.	1,783	229
	Progressive Corp.	1,038	222
	Southern Missouri Bancorp Inc.	3,426	212
	Eagle Bancorp Inc.	8,296	211
	SLM Corp.	11,286	211
	Universal Insurance Holdings Inc.	5,845	206
	German American Bancorp Inc.	4,971	205
	Blackrock Inc.	192	204
	Midland States Bancorp Inc.	8,828	195
	Camden National Corp.	4,202	194
	Shore Bancshares Inc.	8,897	165
	Mercantile Bank Corp.	3,147	163
	First Mid Bancshares Inc.	3,885	159
	Business First Bancshares Inc.	5,737	157
	Great Southern Bancorp Inc.	2,539	156
*	Third Coast Bancshares Inc.	3,828	152
			177,295
Health Care (14.5%)
	Bristol-Myers Squibb Co.	124,490	7,764
	Cigna Group	25,237	7,314

		Shares	Market Value ($000)
	Merck & Co. Inc.	45,442	5,627
	Pfizer Inc.	200,988	5,557
	UnitedHealth Group Inc.	17,667	5,181
	Becton Dickinson & Co.	26,369	4,654
	Medtronic plc	47,167	4,606
	Regeneron Pharmaceuticals Inc.	5,875	4,592
	Elevance Health Inc. (XNYS)	13,869	4,438
	HCA Healthcare Inc.	7,828	4,146
	Gilead Sciences Inc.	26,417	3,935
	AbbVie Inc.	14,148	3,283
*	Jazz Pharmaceuticals plc	12,747	2,422
*	Centene Corp.	50,734	2,277
	Viatris Inc.	150,960	2,254
	Johnson & Johnson	8,909	2,213
*	Lantheus Holdings Inc.	27,888	2,089
	Amgen Inc.	5,335	2,071
	Teleflex Inc.	16,711	2,040
*	Phreesia Inc.	154,145	1,901
*	Biogen Inc.	9,741	1,869
	Universal Health Services Inc. Class B	6,944	1,431
*	Sarepta Therapeutics Inc.	83,991	1,408
*	Enovis Corp.	54,869	1,398
*	Accendra Health Inc.	569,700	1,379
*	Avanos Medical Inc.	94,570	1,333
*	Integra LifeSciences Holdings Corp.	113,269	1,289
*	Incyte Corp.	12,315	1,247
*	Ironwood Pharmaceuticals Inc.	339,290	1,160
	Organon & Co.	158,361	1,154
*	Waters Corp.	3,568	1,140
*	Envista Holdings Corp.	39,025	1,140
	Humana Inc.	5,534	1,054
	DENTSPLY SIRONA Inc.	70,950	1,042
*	QuidelOrtho Corp.	45,016	1,024
	Cardinal Health Inc.	4,206	964
	Zimmer Biomet Holdings Inc.	9,729	958
*	Avantor Inc.	104,816	949
*	Pacira BioSciences Inc.	42,794	938
	Embecta Corp.	80,653	827
*	Align Technology Inc.	4,336	824
*	Exelixis Inc.	17,726	781
*	Varex Imaging Corp.	58,950	776
*	AMN Healthcare Services Inc.	33,625	655
	Royalty Pharma plc Class A	13,979	646
*	Tenet Healthcare Corp.	2,607	624
	Perrigo Co. plc	46,545	615
	CONMED Corp.	13,266	610
*	Solventum Corp.	7,831	581
*	Myriad Genetics Inc.	120,457	555
*	Harmony Biosciences Holdings Inc.	18,239	521
*	Bioventus Inc. Class A	57,364	504
*	AdaptHealth Corp.	54,810	502
*	BioMarin Pharmaceutical Inc.	8,018	495
*	Amphastar Pharmaceuticals Inc.	23,852	483
	Abbott Laboratories	4,005	466
*	United Therapeutics Corp.	826	416
*	Alkermes plc	13,787	415
*	Orthofix Medical Inc.	25,943	351
	Select Medical Holdings Corp.	22,347	335
*	Pediatrix Medical Group Inc.	15,946	317
*	Henry Schein Inc.	3,162	261
*	BioCryst Pharmaceuticals Inc.	27,585	241
*	Innoviva Inc.	10,116	232
*	TruBridge Inc.	11,256	217
	HealthStream Inc.	9,718	206
			114,697
Industrials (10.1%)
	FedEx Corp.	18,029	6,977
*	Fiserv Inc.	85,291	5,313
	PACCAR Inc.	29,297	3,694

		Shares	Market Value ($000)
	CRH plc	25,686	3,082
*	BILL Holdings Inc.	51,187	2,278
	Sonoco Products Co.	40,328	2,277
	Capital One Financial Corp.	11,456	2,241
	WESCO International Inc.	7,470	2,163
	Smurfit WestRock plc	40,228	1,891
	Knight-Swift Transportation Holdings Inc.	29,888	1,881
	PayPal Holdings Inc. (XNGS)	38,684	1,788
	Sensata Technologies Holding plc	47,605	1,778
	Deluxe Corp.	62,613	1,737
	Alight Inc. Class A	1,879,893	1,654
	Owens Corning	13,070	1,595
	ManpowerGroup Inc.	56,836	1,590
	Costamare Inc.	87,845	1,543
	Accenture plc Class A	7,252	1,514
*	Mohawk Industries Inc.	11,456	1,435
	Regal Rexnord Corp.	6,404	1,415
	Kelly Services Inc. Class A	144,591	1,404
	General Dynamics Corp.	3,869	1,381
	Quanex Building Products Corp.	65,948	1,354
	Greenbrier Cos. Inc.	23,381	1,319
*	ASGN Inc.	28,235	1,211
	United Parcel Service Inc. Class B (XNYS)	10,210	1,184
	Textron Inc.	11,300	1,115
*	Vestis Corp.	127,027	1,000
	Stanley Black & Decker Inc.	11,545	998
	Columbus McKinnon Corp.	50,241	954
	Teekay Tankers Ltd. Class A	12,061	944
*	Titan International Inc.	90,291	879
*	O-I Glass Inc.	62,822	842
	Vontier Corp.	20,233	828
*	ACI Worldwide Inc.	19,665	780
	Scorpio Tankers Inc.	9,861	780
	ADT Inc.	89,986	722
*	Block Inc. (XNYS)	11,113	708
	Kforce Inc.	25,923	700
	ICF International Inc.	8,188	681
	Genpact Ltd.	16,596	659
	PagSeguro Digital Ltd. Class A	59,895	635
*	Cimpress plc	8,532	623
*	BrightView Holdings Inc.	43,197	596
	Global Payments Inc. (XNYS)	7,530	576
	Oshkosh Corp.	3,294	560
*	Repay Holdings Corp.	201,521	560
	Fidelity National Information Services Inc.	10,864	554
*	BlueLinx Holdings Inc.	8,148	537
*	Zebra Technologies Corp. Class A	2,301	515
*	Builders FirstSource Inc.	4,789	499
	Apogee Enterprises Inc.	12,388	493
	Willis Lease Finance Corp.	2,179	444
*	Manitowoc Co. Inc.	29,249	431
	Ardagh Metal Packaging SA	76,502	371
	Carrier Global Corp.	5,743	370
*	WEX Inc.	2,475	369
	CNH Industrial NV	27,364	337
*	Conduent Inc.	228,724	334
	Atkore Inc.	5,124	332
	DuPont de Nemours Inc.	6,313	316
*	StoneCo. Ltd. Class A	18,698	314
	Hyster-Yale Inc.	8,135	300
*	Euronet Worldwide Inc.	3,711	258
*	Aspen Aerogels Inc.	79,494	248
	DHT Holdings Inc.	12,729	248
	Ardmore Shipping Corp.	14,996	246
	Dorian LPG Ltd.	6,598	244
*	Cross Country Healthcare Inc.	26,535	231
*	JELD-WEN Holding Inc.	114,979	225
*	Janus International Group Inc.	23,606	164
			80,219

		Shares	Market Value ($000)
Real Estate (0.2%)
*	Forestar Group Inc.	29,721	854
*	Cushman & Wakefield Ltd.	31,324	420
			1,274
Technology (13.1%)
	Salesforce Inc.	34,420	6,705
*	Adobe Inc.	18,908	4,962
	Roper Technologies Inc.	10,041	3,512
*	Arrow Electronics Inc.	22,520	3,427
*	RingCentral Inc. Class A	81,284	2,963
	QUALCOMM Inc.	19,562	2,785
*	Five9 Inc.	148,440	2,589
*	Strategy Inc.	19,977	2,587
	Avnet Inc.	38,667	2,546
*	Workday Inc. Class A	18,997	2,541
	Micron Technology Inc.	6,060	2,499
*	Kyndryl Holdings Inc.	191,239	2,358
*	Dropbox Inc. Class A	92,032	2,300
*	Docusign Inc.	47,669	2,148
*	Pinterest Inc. Class A	125,271	2,146
*	Intel Corp.	44,649	2,036
*	LiveRamp Holdings Inc.	69,260	1,882
*	Sprout Social Inc. Class A	289,634	1,868
	Dolby Laboratories Inc. Class A	27,753	1,847
*	PagerDuty Inc.	231,153	1,632
*	DXC Technology Co.	123,137	1,550
	Hewlett Packard Enterprise Co.	71,717	1,540
*	Consensus Cloud Solutions Inc.	50,168	1,509
*	Atlassian Corp. Ltd. Class A	19,698	1,480
*	CCC Intelligent Solutions Holdings Inc.	246,802	1,439
*	EverQuote Inc. Class A	88,142	1,393
*	ZoomInfo Technologies Inc.	221,996	1,379
*	Rapid7 Inc.	218,150	1,357
	HP Inc.	69,963	1,329
*	Mitek Systems Inc.	87,782	1,280
*	Mediaalpha Inc. Class A	127,261	1,265
	Match Group Inc.	39,825	1,258
*	Akamai Technologies Inc.	12,675	1,247
*	Yelp Inc.	55,942	1,247
*	Tenable Holdings Inc.	61,732	1,187
*	Box Inc. Class A	50,339	1,185
	OneSpan Inc.	106,976	1,181
*	NetScout Systems Inc.	40,057	1,170
*	Freshworks Inc. Class A	134,629	1,053
*	NerdWallet Inc. Class A	96,541	1,047
*	HubSpot Inc.	3,852	1,019
*	Commerce.com Inc.	360,199	1,001
*	Fastly Inc. Class A	47,413	906
*	Yext Inc.	158,087	898
*	N-able Inc.	196,915	866
*	Ziff Davis Inc.	31,727	859
*	Progress Software Corp.	20,109	842
	TD SYNNEX Corp.	5,177	812
	Intuit Inc.	1,901	778
*	SPS Commerce Inc.	13,117	741
*	Bandwidth Inc. Class A	49,536	734
*	EPAM Systems Inc.	5,112	721
	Science Applications International Corp.	7,775	717
*	Synaptics Inc.	8,589	700
*	ScanSource Inc.	18,775	691
*	Teradata Corp.	21,739	685
	Amdocs Ltd.	9,062	632
	Methode Electronics Inc.	73,152	619
*	Magnite Inc.	44,176	602
*	Maplebear Inc.	15,528	582
*	Diebold Nixdorf Inc.	7,115	569
*	Insight Enterprises Inc.	6,498	543
*	Zoom Communications Inc.	7,239	535
*	Nutanix Inc. Class A	12,465	477

		Shares	Market Value ($000)
	Skyworks Solutions Inc.	7,923	472
	Meta Platforms Inc. Class A	722	468
*	Sprinklr Inc. Class A	76,545	445
	Gen Digital Inc. (XNGS)	19,350	437
*	Alpha & Omega Semiconductor Ltd.	20,351	428
*	DoubleVerify Holdings Inc.	38,632	407
*	GoDaddy Inc. Class A	4,095	357
	KBR Inc.	7,961	336
*	PubMatic Inc. Class A	40,462	328
*	Gartner Inc.	1,902	299
	SS&C Technologies Holdings Inc.	2,637	198
*	Twilio Inc. Class A	1,370	166
	NetApp Inc. (XNGS)	1,605	159
			103,458
Telecommunications (4.1%)
	Verizon Communications Inc.	170,773	8,563
	AT&T Inc.	285,235	7,989
	Comcast Corp. Class A	256,420	7,939
	T-Mobile US Inc.	12,571	2,729
*	Xperi Inc.	206,605	1,266
*	Vistance Networks Inc.	53,251	936
	Cisco Systems Inc.	11,074	880
*	Aviat Networks Inc.	29,476	738
*	Liberty Broadband Corp. Class C	10,227	558
*	Liberty Global Ltd. Class A	34,157	435
*	Harmonic Inc.	28,573	304
			32,337
Total Common Stocks (Cost $695,837)			787,256
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 3.693% (Cost $924)	9,242	924
Total Investments (99.7%) (Cost $696,761)			788,180
Other Assets and Liabilities—Net (0.3%)			2,315
Net Assets (100%)			790,495
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	7	2,411	(9)
Micro E-mini S&P 500 Index	March 2026	11	379	(4)
				(13)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.